Note 5 - Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities 2 (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Professional fees	$ 2,343	$ 960	$ 997
Compensation expense	1,462	175	762
Research and development expenses	418	120	683
Other	282	169	159
Total	$ 4,505	$ 1,424	$ 2,601